UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin               New York, N.Y.               5/14/03
--------------------        ------------------------            -------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $59,447
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.          Form 13F File Number               Name

  1                28-06371                     Colden Capital Management LLC
----          -------------------               ------------------------------

                        FORM 13F INFORMATION TABLE



   COLUMN 1                     COLUMN  2  COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8

                                Title of               Market     Shares/  Sh/   Put/   Invstmt    Other        Voting Authority
Name of Issuer                  Class      CUSIP       Value      Prn Amt. Prn   Call   Discretn  Managers  Sole    Shared    None
Airborne, Inc.                  Common     009269101      875     50,000   Sh    Put    Sole      1          50,000
Airborne, Inc.                  Common     009269101      392     20,000   Sh           Sole      1          20,000
Citigroup Inc.                  Common     172967101    3,510    101,873   Sh           Sole      1         101,873
Dreyer's Grand Ice Cream, Inc.  Common     261878102      319      4,600   Sh           Sole      1           4,600
Dreyer's Grand Ice Cream, Inc.  Common     261878102    2,500     50,000   Sh    Put    Sole      1          50,000
Dreyer's Grand Ice Cream, Inc.  Common     261878102    3,000     50,000   Sh    Put    Sole      1          50,000
Dreyer's Grand Ice Cream, Inc.  Common     261878102    3,250     50,000   Sh    Call   Sole      1          50,000
Household International, Inc.   Common     441815107    2,250    150,000   Sh    Put    Sole      1         150,000
Household International, Inc.   Common     441815107    5,250    300,000   Sh    Put    Sole      1         300,000
Household International, Inc.   Common     441815107    7,102    259,682   Sh           Sole      1         259,682
Monsanto Company                Common     61166W101      575     35,036   Sh           Sole      1          35,036
Northrop Grumman Corporation    Common     666807102    6,968     81,213   Sh           Sole      1          81,213
Pharmacia Corporation           Common     71713U102   19,485    450,000   Sh           Sole      1         450,000
Scios Inc.                      Common     808905103    1,768     50,500   Sh    Put    Sole      1          50,500
Scios Inc.                      Common     808905103    2,203     50,000   Sh           Sole      1          50,000
                                                       59,447




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